Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 518	$ 46	$ 676	$ 59
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	20	2	26	3
Selling, general and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	149	12	198	18
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 349	$ 32	$ 452	$ 38